Right-of-use Asset and Lease Liability	12 Months Ended
Dec. 31, 2025
Right-of-use Asset And Lease Liability [Abstract]
Right-of-use Asset and Lease Liability
24. Right-of-use Asset and Lease Liability
24.1. Right-of-use asset

	Balance as of January 1, 2025	Additions	Amortization	Write-offs	Transfers	Effect of business combination (a)	Reclassification (b)	Balance as of December 31, 2025
Real estate	206,609	16,153	(12,331)	—	(38,715)	788	(3,751)	168,753
Vehicles	66,803	16,757	(53,560)	(869)	38,498	—	—	67,629
Equipment	35,571	4,965	(10,835)	—	217	—	—	29,918
	308,983	37,875	(76,726)	(869)	—	788	(3,751)	266,300
(a) Balances acquired in the business combination described in Note 1.2.
(b) Reclassification to Assets classified as held for sale (Note 37)

	Balance as of January 1, 2024	Additions	Amortization	Write-offs	Reclassification (a)	Balance as of December 31, 2024
Real estate	162,614	64,248	(10,909)	(736)	(8,608)	206,609
Vehicles	85,475	81,259	(54,508)	(42,852)	(2,571)	66,803
Equipment	4,511	43,608	(12,548)	—	—	35,571
	252,600	189,115	(77,965)	(43,588)	(11,179)	308,983
(a) Reclassification to Assets classified as held for sale (Note 37)
24.2. Lease liability
24.2.1. Changes in lease liability

Balance as of January 1, 2024	270,442
Additions	189,115
Charges	34,089
Payment – principal	(73,287)
Payment – charges	(34,662)
Write-offs	(48,362)
Reclassification to Liabilities classified as held for sale (Note 37).	(8,829)
Balance as of December, 31, 2024	328,506
Effect of business combination (a)	877
Additions	37,875
Charges	32,013
Payment – principal	(69,583)
Payment – charges	(32,013)
Write-offs	(644)
Reclassification to Liabilities classified as held for sale (Note 37).	(4,069)
Balance as of December 31, 2025	292,962
Current	58,741
Noncurrent	234,221
(a) Balances acquired in the business combination described in Note 1.2.
The Company defines the discount rate based on the nominal interest rate applied to the last fundraising, disregarding subsidized or incentivized funding. The interest rates applied range from 3.58% to 15.55% p.a.
24.2.2. Maturity of noncurrent installments

2027	61,057
2028	39,721
2029	21,378
2030	20,948
2031	20,668
After 2031	248,146
Undiscounted amounts	411,918
Imputed interest	(177,697)
Lease liabilities balance	234,221
24.2.3. Potential PIS/Cofins recoverable rights
The following is an indicative table of the potential PIS/Cofins right to recover embedded in the lease consideration according to the periods scheduled for payment.

Cash Flows	Nominal value	Present value
Lease consideration	497,190	292,962
Potential Pis/Cofins	35,287	22,454
24.3. Impact of forecast inflation on discounted cash flows

	Balance in accordance with IFRS 16	Inflation projected balance	%
Lease liabilities	292,962	341,436	16.55%
Right to use assets	266,300	255,061	(4.22)%
Financial expense	32,013	36,553	14.18%
Amortization expense	76,726	68,182	(11.14)%
In the measurement and remeasurement of lease liabilities and the right-of-use assets, the discounted cash flow technique is used without considering projected future inflation. In view of the unpredictability of long-term interest rates in the Brazilian economic scenario, the Company presents in the table above the comparative balances between the amount recorded in accordance with the standard and the amount that would be recorded if projected inflation were considered.
24.4. Commitments from leases and rentals

	Less than 1 year	1 to 5 years	Over 5 years	12.31.2025
Commitments from leases and rentals	10,858	45,027	238,192	294,077
For leases of low-value assets, such as computers, printers and furniture, short-term leases, as well as land lease contracts for the development of wind power generation projects, for which payment is made on the basis of variable remuneration, the amounts are recognized in the income statement as operating costs and/or expenses (Note 29.6).
24.5. Receivables from leases

	Less than 1 year	1 to 5 years	Over 5 years	12.31.2025
Facilities sharing	2,269	9,077	24,580	35,926